Accounts Payable Related to Concessions (Details 2) - BRL (R$) R$ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Disclosure of fair value measurement of liabilities [line items]
Trade and other payables	R$ 1,106,327	R$ 1,105,344
Nominal Value [Member]
Disclosure of fair value measurement of liabilities [line items]
Trade and other payables	1,985,769
Nominal Value [Member] | 2026
Disclosure of fair value measurement of liabilities [line items]
Trade and other payables	168,491
Nominal Value [Member] | 2027
Disclosure of fair value measurement of liabilities [line items]
Trade and other payables	172,261
Nominal Value [Member] | 2028
Disclosure of fair value measurement of liabilities [line items]
Trade and other payables	172,261
Nominal Value [Member] | 2029
Disclosure of fair value measurement of liabilities [line items]
Trade and other payables	172,114
Nominal Value [Member] | After 2029
Disclosure of fair value measurement of liabilities [line items]
Trade and other payables	1,300,642
Present Value [Member]
Disclosure of fair value measurement of liabilities [line items]
Trade and other payables	1,106,327
Present Value [Member] | 2026
Disclosure of fair value measurement of liabilities [line items]
Trade and other payables	142,975
Present Value [Member] | 2027
Disclosure of fair value measurement of liabilities [line items]
Trade and other payables	139,400
Present Value [Member] | 2028
Disclosure of fair value measurement of liabilities [line items]
Trade and other payables	133,650
Present Value [Member] | 2029
Disclosure of fair value measurement of liabilities [line items]
Trade and other payables	129,130
Present Value [Member] | After 2029
Disclosure of fair value measurement of liabilities [line items]
Trade and other payables	R$ 561,172